Leases - Schedule of Lease Obligations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Obligations [Line Items]
Current lease	€ 32,367	€ 37,579
Non-current lease	3,958	18,487
Total lease	€ 36,325	€ 56,066
Top of Range [Member]
Schedule of Lease Obligations [Line Items]
Discount Rate	1.50%
Maturity	2024
Botton of Range [Member]
Schedule of Lease Obligations [Line Items]
Discount Rate	3.00%
Maturity	2025